Income Taxes	9 Months Ended
Aug. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

The Company has had no taxable income under the Federal and Provincial tax laws of Canada for the three and nine months ended August 31, 2018 and August 31, 2017. The Company has non-capital loss carry-forwards at August 31, 2018, totaling $43,236,241 in Canada and $47,132 in United States federal income tax losses that must be offset against future taxable income. If not utilized, the loss carry-forwards will expire between 2028 and 2038.

For the three and nine months ended August 31, 2018, the Company had a cumulative carry-forward pool of Canadian Federal Scientific Research & Experimental Development expenditures in the amount of approximately $15,700,000 which can be carried forward indefinitely.

For the three and nine months ended August 31, 2018, the Company had approximately $3,000,000 of unclaimed Investment Tax Credits which expire from 2025 to 2037. These credits are subject to a full valuation allowance as they are not more likely than not to be realized.